Selling, general and administrative expense and Key Management Compensation (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Short-term employee benefits	$ 6,872	$ 8,256	$ 6,765
Share-based payments	1,885	1,885	1,476
Key management personnel compensation	$ 8,757	$ 10,141	$ 8,241